Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Liabilities

	2018	2017
	(in € millions)
Non-current
Deferred rent	85	55
Other accrued liabilities	—	1
	85	56
Current
Accrued fees to rights holders	832	639
Accrued salaries, vacation, and related taxes	41	34
Accrued social costs for options and RSUs	64	87
Other accrued expenses	139	121
	1,076	881
	1,161	937